Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000244082
Shareholder Report [Line Items]
Fund Name	Hodges Blue Chip Equity Income Fund
Class Name	Retail Class
Trading Symbol	HDPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hodges Blue Chip Equity Income Fund for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.
Additional Information Phone Number	1-866-811-0224
Additional Information Website	https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$144	1.30%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.30%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Hodges Blue Chip Equity Income Fund	21.20%	14.45%	14.14%
Russell 1000® Index	17.74%	11.34%	13.97%
S&P 500® Index	17.80%	12.06%	14.16%

AssetsNet	$ 59,550,683
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 338,013
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$59,550,683
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$338,013
Portfolio Turnover	55%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	0.8%
Communications	2.9%
Health Care	6.5%
Consumer Discretionary	9.4%
Consumer Staples	16.5%
Industrials	18.3%
Financials	18.6%
Technology	26.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	6.6%
Walmart, Inc.	5.6%
Broadcom, Inc.	5.2%
Apple, Inc.	5.1%
Citigroup, Inc.	4.4%
Costco Wholesale Corporation	4.2%
Boeing Company (The)	4.0%
Goldman Sachs Group, Inc. (The)	3.9%
Union Pacific Corporation	3.7%
Morgan Stanley	3.6%

C000244083
Shareholder Report [Line Items]
Fund Name	Hodges Fund
Class Name	Retail Class
Trading Symbol	HDPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hodges Fund for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.
Additional Information Phone Number	1-866-811-0224
Additional Information Website	https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$136	1.18%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.18%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Hodges Fund	31.19%	9.16%	11.41%
S&P 500® Index	17.80%	12.06%	14.16%

AssetsNet	$ 212,348,382
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,274,889
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$212,348,382
Number of Portfolio Holdings	36
Advisory Fee (net of waivers)	$1,274,889
Portfolio Turnover	89%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.3%
Money Market Funds	1.3%
Purchased Options	0.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.3%
Purchased Options	0.4%
Money Market Funds	1.3%
Financials	4.3%
Communications	5.1%
Materials	11.9%
Energy	12.9%
Industrials	13.9%
Technology	24.5%
Consumer Discretionary	26.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Texas Pacific Land Corporation	5.6%
Terawulf, Inc.	5.4%
Uber Technologies, Inc.	5.1%
SharkNinja, Inc.	5.0%
Matador Resources Company	4.8%
Freeport-McMoRan, Inc.	4.7%
DraftKings, Inc.	4.2%
Micron Technology, Inc.	4.0%
Viking Holdings Ltd.	3.5%
First Watch Restaurant Group, Inc.	3.5%

C000263105
Shareholder Report [Line Items]
Fund Name	Hodges Small Cap Growth Fund
Class Name	Class A
Trading Symbol	HDSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hodges Small Cap Growth Fund for the period of July 29, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-811-0224
Additional Information Website	https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.24% [1]
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Since Inception (July 29, 2025)
Hodges Small Cap Growth Fund	12.99%
S&P 500® Index	3.35%
Russell 2000® Index	12.32%

Performance Inception Date	Jul. 29, 2025
AssetsNet	$ 161,473,603
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 940,255
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$161,473,603
Number of Portfolio Holdings	47
Advisory Fee (net of waivers)	$940,255
Portfolio Turnover	67%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Written Options	-0.1%
Money Market Funds	0.7%
Consumer Staples	1.8%
Health Care	3.2%
Materials	9.2%
Energy	10.8%
Industrials	11.3%
Financials	13.8%
Consumer Discretionary	23.9%
Technology	25.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Matador Resources Company	6.8%
Terawulf, Inc.	4.5%
DigitalOcean Holdings, Inc.	4.3%
Texas Pacific Land Corporation	4.0%
Eagle Materials, Inc.	3.5%
Banc of California, Inc.	3.3%
Texas Capital Bancshares, Inc.	3.2%
Academy Sports & Outdoors, Inc.	3.1%
GATX Corporation	2.9%
Gildan Activewear, Inc.	2.8%

C000244085
Shareholder Report [Line Items]
Fund Name	Hodges Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	HDSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hodges Small Cap Growth Fund for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-811-0224
Additional Information Website	https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$116	1.04%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.04%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Hodges Small Cap Growth Fund	23.95%	6.88%	10.55%
S&P 500® Index	17.80%	12.06%	14.16%
Russell 2000® Index	25.72%	3.77%	9.88%

AssetsNet	$ 161,473,603
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 940,255
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$161,473,603
Number of Portfolio Holdings	47
Advisory Fee (net of waivers)	$940,255
Portfolio Turnover	67%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Written Options	-0.1%
Money Market Funds	0.7%
Consumer Staples	1.8%
Health Care	3.2%
Materials	9.2%
Energy	10.8%
Industrials	11.3%
Financials	13.8%
Consumer Discretionary	23.9%
Technology	25.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Matador Resources Company	6.8%
Terawulf, Inc.	4.5%
DigitalOcean Holdings, Inc.	4.3%
Texas Pacific Land Corporation	4.0%
Eagle Materials, Inc.	3.5%
Banc of California, Inc.	3.3%
Texas Capital Bancshares, Inc.	3.2%
Academy Sports & Outdoors, Inc.	3.1%
GATX Corporation	2.9%
Gildan Activewear, Inc.	2.8%

C000244084
Shareholder Report [Line Items]
Fund Name	Hodges Small Cap Growth Fund
Class Name	Retail Class
Trading Symbol	HDPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hodges Small Cap Growth Fund for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-811-0224
Additional Information Website	https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$144	1.29%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.29%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Hodges Small Cap Growth Fund	23.67%	6.62%	10.26%
S&P 500® Index	17.80%	12.06%	14.16%
Russell 2000® Index	25.72%	3.77%	9.88%

AssetsNet	$ 161,473,603
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 940,255
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$161,473,603
Number of Portfolio Holdings	47
Advisory Fee (net of waivers)	$940,255
Portfolio Turnover	67%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Written Options	-0.1%
Money Market Funds	0.7%
Consumer Staples	1.8%
Health Care	3.2%
Materials	9.2%
Energy	10.8%
Industrials	11.3%
Financials	13.8%
Consumer Discretionary	23.9%
Technology	25.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Matador Resources Company	6.8%
Terawulf, Inc.	4.5%
DigitalOcean Holdings, Inc.	4.3%
Texas Pacific Land Corporation	4.0%
Eagle Materials, Inc.	3.5%
Banc of California, Inc.	3.3%
Texas Capital Bancshares, Inc.	3.2%
Academy Sports & Outdoors, Inc.	3.1%
GATX Corporation	2.9%
Gildan Activewear, Inc.	2.8%

C000252100
Shareholder Report [Line Items]
Fund Name	Hodges Small Intrinsic Value Fund
Class Name	Institutional Class
Trading Symbol	HSVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hodges Small Intrinsic Value Fund for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-811-0224
Additional Information Website	https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$106	0.98%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.98%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (July 30, 2024)
Hodges Small Intrinsic Value Fund	15.82%	-1.11%
S&P 500® Index	17.80%	13.06%
Russell 2000® Value Index	28.09%	8.82%

Performance Inception Date	Jul. 30, 2024
AssetsNet	$ 51,003,435
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 183,718
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$51,003,435
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$183,718
Portfolio Turnover	69%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.6%
Health Care	1.8%
Real Estate	3.7%
Energy	6.1%
Technology	8.5%
Materials	13.1%
Industrials	19.0%
Financials	19.8%
Consumer Discretionary	27.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Academy Sports & Outdoors, Inc.	5.9%
Banc of California, Inc.	4.6%
Bank OZK	3.5%
Texas Capital Bancshares, Inc.	3.3%
Eagle Materials, Inc.	3.3%
Gulfport Energy Corporation	3.2%
Citi Trends, Inc.	3.1%
Primoris Services Corporation	2.9%
Matador Resources Company	2.9%
Powell Industries, Inc.	2.8%

C000244086
Shareholder Report [Line Items]
Fund Name	Hodges Small Intrinsic Value Fund
Class Name	Retail Class
Trading Symbol	HDSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hodges Small Intrinsic Value Fund for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-811-0224
Additional Information Website	https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$137	1.27%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.27%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Hodges Small Intrinsic Value Fund	15.46%	4.41%	8.20%
S&P 500® Index	17.80%	12.06%	14.16%
Russell 2000® Value Index	28.09%	5.79%	9.61%

AssetsNet	$ 51,003,435
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 183,718
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$51,003,435
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$183,718
Portfolio Turnover	69%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.6%
Health Care	1.8%
Real Estate	3.7%
Energy	6.1%
Technology	8.5%
Materials	13.1%
Industrials	19.0%
Financials	19.8%
Consumer Discretionary	27.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Academy Sports & Outdoors, Inc.	5.9%
Banc of California, Inc.	4.6%
Bank OZK	3.5%
Texas Capital Bancshares, Inc.	3.3%
Eagle Materials, Inc.	3.3%
Gulfport Energy Corporation	3.2%
Citi Trends, Inc.	3.1%
Primoris Services Corporation	2.9%
Matador Resources Company	2.9%
Powell Industries, Inc.	2.8%

[1]	Annualized